Unaudited Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 210,748	1,324,507	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; September 30, 2012: RMB14,841 (US$2,361))	12,511	78,627	79,012
Inventories	807	5,074	6,666
Prepaid expenses and other receivables	2,395	15,055	11,561
Trading securities			354
Debt issuance costs	454	2,852
Deferred tax assets	909	5,715	5,268
Total current assets	227,824	1,431,830	897,172
Property, plant and equipment, net	54,939	345,279	267,862
Non-current prepayments	500	3,144	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; September 30, 2012: RMB42,744 (US$6,801))	39,156	246,086	254,236
Inventories	6,010	37,773	34,651
Intangible assets, net	20,284	127,481	129,791
Available-for-sale equity securities	12,464	78,332	98,199
Other investment	21,379	134,363	134,363
Debt issuance costs	1,620	10,183
Deferred tax assets	935	5,879	5,013
Total assets	385,111	2,420,350	1,824,150
Current liabilities
Bank loan	7,956	50,000	45,000
Accounts payable	2,265	14,234	6,343
Accrued expenses and other payables	9,953	62,555	33,351
Deferred revenue	24,105	151,496	106,110
Amounts due to related party	115	720	360
Income tax payable	924	5,809	5,943
Total current liabilities	45,318	284,814	197,107
Convertible notes	67,237	422,569
Non-current deferred revenue	64,657	406,359	306,534
Other non-current liabilities	12,961	81,455	60,420
Deferred tax liabilities	3,708	23,306	24,462
Total liabilities	193,881	1,218,503	588,523
China Cord Blood Corporation shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and 73,140,147 shares issued and 69,064,092 shares outstanding as of September 30, 2012	8	50	50
Additional paid-in capital	137,737	865,654	865,654
Treasury stock, at cost (March 31, 2012: nil; September 30, 2012: 4,076,055 shares)	(11,564)	(72,675)
Accumulated other comprehensive income	589	3,705	26,057
Retained earnings	58,358	366,761	310,973
Total equity attributable to China Cord Blood Corporation	185,128	1,163,495	1,202,734
Non-controlling interests	6,102	38,352	32,893
Total equity	191,230	1,201,847	1,235,627
Commitments and contingencies
Total liabilities and equity	$ 385,111	2,420,350	1,824,150